WARRANTS (Q2) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
WARRANTS [Abstract]
Period warrants to become excisable after business combination	30 days	30 days
Period to exercise warrants after public offerings	12 months	12 months
Warrants expiration period	5 years	5 years
Number of days to file registration statement	20 days	20 days
Period for registration statement to become effective	60 days	60 days
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 9.2	$ 9.2
Number of trading days	20 days	20 days
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%	180.00%
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member] | Minimum [Member]
WARRANTS [Abstract]
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	100.00%	100.00%
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member] | Maximum [Member]
WARRANTS [Abstract]
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%	60.00%
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
WARRANTS [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Trading day threshold period	20 days	20 days
Number of trading days	30 days	30 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 18	$ 18
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member]
WARRANTS [Abstract]
Warrant redemption price (in dollars per share)	$ 0.1	$ 0.1
Notice period to redeem warrants	30 days	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 10	$ 10
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Private Placement Warrant [Member]
WARRANTS [Abstract]
Number of trading days	30 days	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Private Placement Warrant [Member] | Minimum [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 18	$ 18